Significant accounting policies - Summary of principal subsidiaries and their geographic location (Detail) - Li Cycle Holdings Corp [member]	12 Months Ended
Oct. 31, 2021
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Location	Delaware, U.S.
Ownership interest	100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Location	Delaware, U.S.
Ownership interest	100.00%
Li-Cycle U.S. Holdings Inc.
Disclosure of subsidiaries [line items]
Location	Delaware, U.S.
Ownership interest	100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Ownership interest	100.00%
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Ownership interest	100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Location	Switzerland
Ownership interest	100.00%
Li-Cycle APAC PTE LTD.
Disclosure of subsidiaries [line items]
Location	Singapore
Ownership interest	100.00%